Leases	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
LEASES [Text Block]
NOTE 15: LEASES
Chartered-in:

As of December 31, 2011 the Company's future minimum commitments, net of commissions under chartered-in vessels were as follows:

Amount
2012	$117,574
2013	110,182
2014	110,649
2015	106,050
2016	97,934
2017 and thereafter	442,422

$984,811

Charter hire expense for Navios Holdings chartered-in vessels amounted to $113,550, $150,715 and $203,320, for the each of the years ended December 31, 2011, 2010 and 2009, respectively.

Charter hire expense for logistics business chartered-in vessels amounted to $5,910, $5,359 and $3,743, for the each of the years ended December 31, 2011, 2010 and 2009, respectively.

Chartered-out:

The future minimum revenue, net of commissions, for drybulk vessels expected to be earned on non-cancelable time charters is as follows:
Amount
2012	$251,953
2013	177,406
2014	121,773
2015	95,207
2016	94,871
2017 and thereafter	256,686
Total minimum revenue, net of commissions	$997,896

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.

The future minimum revenue, net of commissions, for the Company's logistics business, expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics' ports are as follows:

Amount
2012	$77,096
2013	53,646
2014	35,625
2015	20,781
2016	18,095
2017 and thereafter	—
Total minimum revenue, net of commissions	$205,243

Office space:

The future minimum commitments under lease obligations for office space are as follows:

Amount
2012	$2,212
2013	2,101
2014	2,044
2015	2,127
2016	2,151
2017 and thereafter	4,551
Total minimum lease payments	$15,186

Rent expense for office space amounted to $2,229, $2,115, and $1,830 for each of the years ended December 31, 2011, 2010 and 2009, respectively.

On January 2, 2006, the Company relocated its headquarters to new leased premises in Piraeus, Greece, under an eleven-year lease expiring in 2017. In 2001, the Company entered into a ten-year lease for office facilities in South Norwalk, Connecticut, that terminated during 2010. On October 30, 2006, the Company concluded an agreement with a third party to sublease approximately 2,000 square feet of its office premises in South Norwalk, Connecticut, with the same termination date of the prime lease. On October 31, 2007, the Company entered into a 12-year lease agreement for additional space for its offices in Piraeus and the lease agreement expires in 2019. On October 29, 2010, the existing lease agreement for its offices in Piraeus was amended to reduce the amount of space leased. On July 1, 2010, Kleimar entered into a new contract for the lease of approximately 632 square meters for its offices that expires in 2019. Navios Corporation also leases approximately 11,923 square feet of space at 825 3rd Avenue, New York pursuant to a lease that expires in 2019. Navios Logistics' subsidiaries lease various premises in Argentina and Paraguay that expire in various dates through 2013. The above table incorporates the lease commitment on all offices as disclosed above..